ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivables	$ 10,301,288	$ 10,282,080
Less: provision for credit loss	18,431	13,273	$ 3,197
Total accounts receivable, net	$ 10,282,857	$ 10,268,807